Schedule of Weighted Average Fair Values and Assumptions Used (Detail) - Employee Stock Option - $ / shares	3 Months Ended
	Mar. 31, 2017	Mar. 31, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average fair value	$ 24.49	$ 20.78
Assumptions:
Expected volatility	29.00%	30.00%
Dividend yield	0.00%	0.00%
Risk-free interest rate	2.05%	1.39%
Expected life	5 years	5 years